FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

Short-term investments other than those recorded as held-to-maturity investment are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition. There were $9.6 million and $114.0 million in short-term investments outstanding as of December 31, 2024 and 2025, respectively.

	Fair Value Measurement as of December 31, 2025
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Structured financial products	$—	$10,003	$—	$10,003
- Fixed term deposit products	—	103,976	—	103,976
Total	$—	$113,979	$—	$113,979

	Fair Value Measurement as of December 31, 2024
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Structured financial products	$—	$9,619	$—	$9,619
Total	$—	$9,619	$—	$9,619

The fair value of the structured financial products is determined based on the investment principal and historical spot exchange rate. As the significant inputs are observable in active markets over the terms of the instruments the Group holds, the fair value of such financial products is classified within Level 2 measurement. The fair value of fixed term deposit products is estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement.

Nonrecurring Fair Value Measurements

The Group measures long-lived assets at fair value on a nonrecurring basis only if an impairment is recognized in the current period. There is nil, $175.6 million and nil impairment losses recorded on its long-lived assets for the years ended December 31, 2023, 2024 and 2025, respectively. The inputs (see Note 2 (l)) used to measure the long - lived assets impairment losses are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs.